Putnam Investments
One Post Office Square
Boston, MA 02109
October 20, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	The Putnam International Capital Opportunities Fund a series of Putnam Investment Funds Trust Reg. Nos.
(33-56339) (811-07237) Post-Effective Amendment No.94 to Registration Statement on Form N-1A

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff of the Commission. The Amendment is marked to show changes from the Prospectus and Statement of Additional Information dated December 30, 2008, filed with the Commission on December 23, 2008. The Amendment is expected to become effective on December 30, 2009.

The Summary Section of the prospectus has been revised to comply with the amendments to form N-1A that took effect on March 19, 2009. The prospectus and statement of additional information also reflect other changes that Putnam plans to incorporate in the prospectuses and SAIs of Putnam funds as they are updated.

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 14824.

Very truly yours,

AnneMarie Duffy
Vice President and Counsel

cc: Ropes & Gray LLP